Stock-Based Compensation Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-Based Compensation Plans
Schedule of stock-based awards granted under the Stock-Based Compensation Plans

	For the six months ended June 30,
	2024	2023

	(in millions)
Compensation cost	$14.4	$12.8
Related income tax benefit	2.9	2.5
Capitalized as part of an asset	0.7	0.8

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Compensation cost	$25.3	$22.2	$25.2
Related income tax benefit	5.1	4.6	4.3
Capitalized as part of an asset	1.1	1.2	1.4